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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended: September 30, 2003


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

  Roy G. Niederhoffer              New York, New York        November 12, 2003
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name:

   28-
       ------------------       ----------------------------------------------
   [Repeat as necessary.]






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   70

Form 13F Information Table Value Total:   242396
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number        Name

NONE         28-
----            -----------------        --------------------------------------

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


===============================================================================================================================
Column 1:                  Column 2:    Column 3:  Column 4:         Column 5:       Column 6:   Column 7        Column 8
NAME OF ISSUER             TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
                           CLASS        CUSIP      (x$1000)   PRN. AMT    PRN  CALL  DISCRETION  MANAGER:  SOLE     SHARED NONE
===============================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------
Analog Devices             COM          32654105     358         9400      SH           SOLE               SOLE
Aetna Inc                  COM          00817Y108    214         3500      SH           SOLE               SOLE
Altera Corp                COM          21441100     7670        405400    SH           SOLE               SOLE
Altria Group               COM          02209S103    2129        48600     SH           SOLE               SOLE
Applied Materials          COM          38222105     1498        82600     SH           SOLE               SOLE
Amgen Inc                  COM          31162100     7032        109000    SH           SOLE               SOLE
Amer Express               COM          25816109     1784        39600     SH           SOLE               SOLE
Boeing Co                  COM          97023105     1174        34200     SH           SOLE               SOLE
Best Buy                   COM          86516101     7399        155700    SH           SOLE               SOLE
Bristol-Myers Squibb       COM          110122108    5086        198200    SH           SOLE               SOLE
BP p.l.c. ADR              COM          55622104     526         12500     SH           SOLE               SOLE
Citigroup Inc              COM          172967101    13030       286300    SH           SOLE               SOLE
Caterpillar Inc            COM          149123101    1501        21800     SH           SOLE               SOLE
Clear Channel Comm         COM          184502102    11116       290700    SH           SOLE               SOLE
Capital One Financial      COM          14040H105    4472        78400     SH           SOLE               SOLE
Cisco Systems              COM          17275R102    5040        257400    SH           SOLE               SOLE
Chevrontexaco Corp         COM          166764100    922         12900     SH           SOLE               SOLE
Dell Inc                   COM          24702R101    274         8200      SH           SOLE               SOLE
Disney Co                  COM          254687106    2860        141800    SH           SOLE               SOLE
Genentech Inc              COM          368710406    5602        69900     SH           SOLE               SOLE
Dow Chemical               COM          260543103    433         13300     SH           SOLE               SOLE
Electronic Arts            COM          285512109    691         7500      SH           SOLE               SOLE
First Data                 COM          319963104    7796        195100    SH           SOLE               SOLE
Genl Electric              COM          369604103    11194       375500    SH           SOLE               SOLE
Gilead Sciences            COM          375558103    11884       212100    SH           SOLE               SOLE
Genl Motors                COM          370442105    1923        47000     SH           SOLE               SOLE
Goldman Sachs              COM          38141G104    11217       133700    SH           SOLE               SOLE
Home Depot                 COM          437076102    522         16400     SH           SOLE               SOLE
Hewlett-Packard            COM          428236103    348         18000     SH           SOLE               SOLE
IBM                        COM          459200101    7119        80600     SH           SOLE               SOLE
Intel Corp                 COM          458140100    567         20600     SH           SOLE               SOLE
Johnson & Johnson          COM          478160104    2344        47300     SH           SOLE               SOLE
J.P. Morgan Chase          COM          46625H100    686         20000     SH           SOLE               SOLE
KLA-tencor Corp            COM          482480100    12080       234100    SH           SOLE               SOLE
MBNA Corp                  COM          55262L100    1420        62300     SH           SOLE               SOLE
Kohls Corp                 COM          500255104    4526        84600     SH           SOLE               SOLE
Lehman Br Holdings         COM          524908100    808         11700     SH           SOLE               SOLE
Linear Technology          COM          535678106    2137        59500     SH           SOLE               SOLE
Lilly (Eli)                COM          532457108    5590        94100     SH           SOLE               SOLE
Lowes Cos                  COM          548661107    363         7000      SH           SOLE               SOLE
Medtronic Inc              COM          585055106    4608        98200     SH           SOLE               SOLE
Medimmune Inc              COM          584699102    8895        269300    SH           SOLE               SOLE
Merrill Lynch              COM          590188108    942         17600     SH           SOLE               SOLE
Mercury Interactive        COM          589405109    2403        52700     SH           SOLE               SOLE
Merck & Co                 COM          589331107    891         17600     SH           SOLE               SOLE
Morgan Stanley             COM          617446448    2291        45400     SH           SOLE               SOLE
Maxim Integrated Prod      COM          57772K101    1997        50700     SH           SOLE               SOLE
Newmont Mining             COM          651639106    2380        60900     SH           SOLE               SOLE
Network Appliance          COM          64120L104    4147        202000    SH           SOLE               SOLE
Novellus Systems           COM          670008101    10540       313700    SH           SOLE               SOLE
Qualcomm Inc               COM          747525103    2171        52100     SH           SOLE               SOLE
Qlogic Corp                COM          747277101    249         5300      SH           SOLE               SOLE
Nasdaq-100 (QQQ)           UNIT SER. 1  631100104    7142        220300    SH           SOLE               SOLE
Sears                      COM          812387108    450         10300     SH           SOLE               SOLE
SBC Communications         COM          78387G103    2332        104800    SH           SOLE               SOLE
Schlumberger Ltd           COM          806857108    1404        29000     SH           SOLE               SOLE
Sandisk Corp               COM          80004C101    433         6800      SH           SOLE               SOLE
Staples Inc                COM          855030102    1642        68900     SH           SOLE               SOLE
Symantec Corp              COM          871503108    1453        23000     SH           SOLE               SOLE
Teva Pharm Indus ADR       COM          881624209    200         3500      SH           SOLE               SOLE
Texas Instruments          COM          882508104    1129        49500     SH           SOLE               SOLE
Tyco Intl                  COM          902124106    2228        109100    SH           SOLE               SOLE
United Parcel B            COM          911312106    1940        30400     SH           SOLE               SOLE
United Technologies        COM          913017109    2473        32000     SH           SOLE               SOLE
Veritas Software           COM          923436109    3433        108900    SH           SOLE               SOLE
Verizon Comm               COM          92343V104    431         13300     SH           SOLE               SOLE
Wachovia Corp              COM          929903102    1842        44700     SH           SOLE               SOLE
Wal-mart Stores            COM          931142103    1385        24800     SH           SOLE               SOLE
Xilinx Inc                 COM          983919101    1125        39600     SH           SOLE               SOLE
Yahoo Inc                  COM          984332106    6505        183800    SH           SOLE               SOLE

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[Repeat as necessary.]